11. Share Capital: Schedule of Continuity of Stock Options (Tables)	12 Months Ended
Jul. 31, 2019
Tables/Schedules
Schedule of Continuity of Stock Options

Continuity of stock options outstanding during the year ended July 31, 2019 and 2019 are as follows:

	Options outstanding	Weighted average exercise price $
Balance, July 31, 2017	-	-
Issued	16,468,727	0.33
Balance, July 31, 2018	16,468,727	0.33
Forfeited	(15,010,000)	(0.30)
Issued	27,177,039	0.31
Balance, July 31, 2019	28,635,766	0.33